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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22793

Invesco Securities Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2015

Invesco Balanced-Risk Aggressive Allocation Fund

2 Fund Performance
3 Letters to Shareholders
4 Consolidated Schedule of Investments
7 Consolidated Financial Statements
9 Notes to Consolidated Financial Statements
16 Consolidated Financial Highlights
17 Fund Expenses

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/14 to 4/30/15
Invesco Balanced-Risk Aggressive Allocation Fund	6.52%
Custom Balanced-Risk Aggressive Allocation Broad Index▼ (Broad Market Index)	3.90
Custom Balanced-Risk Aggressive Allocation Style Index▼ (Style-Specific Index)	4.39
Lipper Flexible Portfolio Funds Index■ (Peer Group Index)	2.34
Source(s): ▼Invesco, FactSet Research Systems Inc.; ■Lipper Inc.

The Custom Balanced-Risk Aggressive Allocation Broad Index consists of 75% S&P 500 Index and 25% Barclays U.S. Aggregate Index.

    The Custom Balanced-Risk Aggressive Allocation Style Index consists of 75% MSCI World Index and 25% Barclays U.S. Aggregate Index.

    The Lipper Flexible Portfolio Funds Index is an unmanaged index considered representative of flexible portfolio funds tracked by Lipper.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Average Annual Total Returns
As of 4/30/15

Invesco Balanced-Risk Aggressive Allocation Fund
Inception (2/25/13)	7.48%
1 Year	10.81

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end

Invesco Balanced-Risk Aggressive Allocation Fund
Inception (2/25/13)	7.52%
1 Year	11.93

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Shares of the Fund are sold at net asset value without a sales charge. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio as of the date of the Fund’s most recent prospectus was 1.21%.1 The total annual Fund operating expense ratio as of the date of the Fund’s most recent prospectus was 1.41%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.

2 Invesco Balanced-Risk Aggressive Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,
Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM)

allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,
Philip Taylor Senior Managing Director, Invesco Ltd.
iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Balanced-Risk Aggressive Allocation Fund

Consolidated Schedule of Investments

April 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–62.59%
U.S. Treasury Bills–35.49%(a)
U.S. Treasury Bills(b)	0.07%	06/04/15	$3,190,000	$3,190,000
U.S. Treasury Bills	0.10%	06/11/15	1,840,000	1,840,000
U.S. Treasury Bills(b)	0.08%	07/09/15	6,400,000	6,399,999
U.S. Treasury Bills(c)	0.08%	07/16/15	9,600,000	9,599,999
U.S. Treasury Bills	0.07%	07/23/15	8,950,000	8,949,895
U.S. Treasury Bills	0.07%	07/30/15	4,300,000	4,299,999
				34,279,892

U.S. Treasury Notes–27.10%(d)
U.S. Treasury Notes(b)	0.07%	01/31/16	6,750,000	6,749,806
U.S. Treasury Notes(c)	0.09%	04/30/16	17,115,000	17,117,094
U.S. Treasury Notes	0.10%	07/31/16	2,310,000	2,310,245
				26,177,145
Total U.S. Treasury Securities (Cost $60,450,909)				60,457,037

			Shares
Money Market Funds–37.65%
Liquid Assets Portfolio–Institutional Class(e)			11,902,533	11,902,533
Premier Portfolio–Institutional Class(e)			11,902,533	11,902,533
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class(e)			12,567,880	12,567,880
Total Money Market Funds (Cost $36,372,946)				36,372,946
TOTAL INVESTMENTS–100.24% (Cost $96,823,855)				96,829,983
OTHER ASSETS LESS LIABILITIES–0.24%				(227,713)
NET ASSETS–100.00%				$96,602,270

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value(f)	Unrealized Appreciation (Depreciation)
Brent Crude	Long	24	October-2015	$1,653,120	$180,264
Gasoline Reformulated Blendstock Oxygenate Blending	Long	28	June-2015	2,405,038	142,364
WTI Crude	Long	17	October-2015	1,057,570	118,929
Subtotal — Commodity Risk					441,557

Australia 10 Year Bonds	Long	251	June-2015	25,666,604	(105,390)
Canada 10 Year Bonds	Long	161	June-2015	18,714,382	(287,707)
Euro Bonds	Long	48	June-2015	8,446,005	(9,415)
Japan 10 Year Bonds	Long	16	June-2015	19,817,755	88,345
Long Gilt	Long	66	June-2015	11,967,517	(26,991)
U.S. Treasury 20 Year Bonds	Long	89	June-2015	14,203,844	(198,293)
Subtotal — Interest Rate Risk					(539,451)

Dow Jones Euro STOXX 50 Index	Long	267	June-2015	10,697,374	(91,045)
E-Mini S&P 500 Index	Long	68	June-2015	7,068,260	116,023
FTSE 100 Index	Long	106	June-2015	11,274,910	335,468
Hang Seng Index	Long	47	May-2015	8,521,612	(17,918)
Russell 2000 Index Mini	Long	64	June-2015	7,784,960	(55,160)
Tokyo Stock Price Index	Long	81	June-2015	10,776,256	443,328
Subtotal — Equity Risk					730,696
Total Future Contracts					$632,802

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4                         Invesco Balanced-Risk Aggressive Allocation Fund

Open Over-the-Counter Total Return Swap Agreements
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value(f)		Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Barclays Bank PLC	16,800	May-2015		$8,160,744	$522,367
Receive a return equal to the CIBC Silver Index and pay the product of (i) 0.11% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Canadian Imperial Bank of Commerce	42,000	February-2016		4,100,027	(45,679)
Receive a return equal to the Goldman Sachs Alpha Basket B765 Excess Return Strategy and pay the product of (i) 0.45% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Goldman Sachs International	5,450	June-2015		2,551,912	0
Receive a return equal to the J.P. Morgan Bespoke Commodity 165 Index and pay the product of (i) 0.49% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	JPMorgan Chase Bank, N.A.	6,300	June-2015		3,676,642	56,180
Receive a return equal to the S&P GSCI Gold Excess Return Index and pay the product of (i) 0.09% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	JPMorgan Chase Bank, N.A.	50,550	October-2015		5,029,669	(19,063)
Receive a return equal to the S&P GSCI Aluminum Dynamic Roll Excess Return Index and pay the product of (i) 0.38% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Morgan Stanley Capital Services LLC	7,250	October-2015		762,979	44,577
Subtotal — Commodity Risk							558,382
Receive a return equal to the J.P. Morgan UK Long Bond Futures Tracker Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365 multiplied by (iii) mid spot price for converting one GBP to an amount of USD	Long	JPMorgan Chase Bank, N.A.	46,000	November-2015	GBP	9,552,820	(172,743)
Receive a return equal to the Macquarie CGB 10 Year Index and pay the product of (i) 0.34% of the Notional Value multiplied by (ii) days in the period divided by 365 multiplied by (iii) mid spot price for converting one CAD to an amount of USD	Long	Macquarie Bank Ltd.	27,000	July-2015	CAD	4,853,798	(42,147)
Subtotal — Interest Rate Risk							(214,890)
Receive a return equal to the Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs International	16	May-2015		2,900,974	(4,470)
Subtotal — Equity Risk							(4,470)
Total Swap Agreements							$339,022

Investment Abbreviations:

CAD	– Canadian Dollar
GBP	– British Pound Sterling
USD	– U.S. Dollar

Index Information:

Barclays Commodity Strategy 1452 Index	– a commodity index that provides exposure to future contracts on copper.
Goldman Sachs Alpha Basket B765 Excess Return Strategy	– a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybean, Soybean Meal and Cotton.
J.P. Morgan Bespoke Commodity 165 Index

– a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Soybean, Soybean Meal, Seasonal Sugar and Live Cattle.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Aggressive Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(c)	All or a portion of the value was designated as collateral for swap agreements. See Note 1J and Note 4.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2015.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	Notional value is denominated in U.S. dollars unless otherwise noted.

Target Risk Allocation and Notional Asset Weights*

By asset class, based on Net Assets

as of April 30, 2015

Asset Class	Risk Allocation**	% of Net Assets as of 04/30/15***
Equities	44.09%	58.91%
Fixed Income	36.72	121.50
Commodities	19.19	30.11

*	Risk contribution is measured as the standard deviation of each asset class as a percentage of total portfolio standard deviation. The risk contribution of each underlying asset determines the dollar-weighting of the asset. Standard deviation measures a fund’s range of total returns and fluctuations over a defined period of time.
**	Based on the expected market exposure.
***	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Aggressive Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $60,450,909)	$60,457,037
Investments in affiliated money market funds, at value and cost	36,372,946
Total investments, at value (Cost $96,823,855)	96,829,983
Receivable for:
Dividends and interest	2,199
Swaps receivables	24,110
Investment for trustee deferred compensation and retirement plans	7,881
Unrealized appreciation on swap agreements — OTC	623,124
Other assets	1,390
Total assets	97,488,687

Liabilities:
Payable for:
Amount due custodian	106,544
Swaps payable	6,026
Variation margin — futures	396,287
Accrued fees to affiliates	3,228
Accrued trustees’ and officers’ fees and benefits	1,975
Accrued other operating expenses	79,777
Trustee deferred compensation and retirement plans	8,478
Unrealized depreciation on swap agreements — OTC	284,102
Total liabilities	886,417
Net assets applicable to shares outstanding	$96,602,270

Net assets consist of:
Shares of beneficial interest	$88,585,511
Undistributed net investment income (loss)	(597,425)
Undistributed net realized gain	7,636,231
Net unrealized appreciation	977,953
$96,602,270

Net Assets:
Class A	$96,602,270

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Outstanding	9,837,606
Net asset value per share	$9.82

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Aggressive Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Interest	$23,027
Dividends from affiliated money market funds	10,241
Total investment income	33,268

Expenses:
Advisory fees	564,308
Administrative services fees	24,795
Custodian fees	4,769
Transfer agent fees	12,496
Trustees’ and officers’ fees and benefits	10,515
Professional services fees	33,448
Other	6,658
Total expenses	656,989
Less: Fees waived	(67,196)
Net expenses	589,793
Net investment income (loss)	(556,525)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Foreign currencies	(195,743)
Futures contracts	8,440,554
Swap agreements	(913,570)
7,331,241
Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,698)
Futures contracts	(359,076)
Swap agreements	37,835
(323,939)
Net realized and unrealized gain	7,007,302
Net increase in net assets resulting from operations	$6,450,777

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Aggressive Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(556,525)	$(1,151,660)
Net realized gain	7,331,241	11,048,521
Change in net unrealized appreciation (depreciation)	(323,939)	(3,733,668)
Net increase in net assets resulting from operations	6,450,777	6,163,193
Distributions to shareholders from net investment income	(5,177,004)	—
Distributions to shareholders from net realized gains	(6,141,712)	(6,051,907)
Share transactions–net	(2,741,642)	(4,940,614)
Net increase (decrease) in net assets	(7,609,581)	(4,829,328)

Net assets:
Beginning of period	104,211,851	109,041,179
End of period (includes undistributed net investment income (loss) of $(597,425) and $5,136,104, respectively)	$96,602,270	$104,211,851

Notes to Consolidated Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Aggressive Allocation Fund (the “Fund”) is a series portfolio of Invesco Securities Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund VI Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund, organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

The Fund’s shares have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), which means that the Fund’s shares may not be sold publicly. However, the Trust may sell the Fund’s shares through private placements pursuant to available exemptions from registration under the 1933 Act. Shares of the Fund are sold only to other investment companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

9                         Invesco Balanced-Risk Aggressive Allocation Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

10                         Invesco Balanced-Risk Aggressive Allocation Fund

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The

11                         Invesco Balanced-Risk Aggressive Allocation Fund

Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

K.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

L.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.10%
Next $250 million	1.075%
Next $500 million	1.05%
Next $1.5 billion	1.025%
Next $2.5 billion	1.00%
Next $2.5 billion	0.975%
Next $2.5 billion	0.95%
Over $10 billion	0.925%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.10%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 1.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives on the Fund’s investments in certain affiliated funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $67,196.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

12                         Invesco Balanced-Risk Aggressive Allocation Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, the expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$36,372,946	$—	$—	$36,372,946
U.S. Treasury Securities	—	60,457,037	—	60,457,037
	36,372,946	60,457,037	—	96,829,983
Futures Contracts*	632,802	—	—	632,802
Swap Agreements*	—	339,022	—	339,022
Total Investments	$37,005,748	$60,796,059	$—	$97,801,807

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts(a)	$441,557	$—
Swap agreements(b)	623,124	(64,742)
Interest rate risk:
Futures contracts(a)	88,345	(627,796)
Swap agreements(b)	—	(214,890)
Equity risk:
Futures contracts(a)	894,819	(164,123)
Swap agreements(b)	—	(4,470)
Total	$2,047,845	$(1,076,021)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the captions Unrealized appreciation on swap agreements — OTC and Unrealized depreciation on swap agreements — OTC.

13                         Invesco Balanced-Risk Aggressive Allocation Fund

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$(2,909,908)	$(2,502,582)
Interest rate risk	6,543,414	1,243,455
Equity risk	4,807,048	345,557
Change in Unrealized Appreciation (Depreciation):
Commodity risk	933,405	460,846
Interest rate risk	(2,165,194)	(395,909)
Equity risk	872,713	(27,102)
Total	$8,081,478	$(875,735)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$166,188,882	$52,729,193

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount(a)
Fund
JPMorgan Chase Bank, N.A.	$1,150	$(1,150)	$—	$—	$—	$—
Macquarie Bank Limited	127	(127)	—	—	—	—
Subtotal — Fund	$1,277	$(1,277)	$—	$—	$—	$—

Subsidiary
Barclays Bank PLC	$522,427	$(1,180)	$521,247	$—	$—	$521,247
Goldman Sachs International	22,773	(976)	21,797	—	—	21,797
JPMorgan Chase Bank, N.A.	56,180	(19,619)	36,561	—	—	36,561
Morgan Stanley Capital Services LLC	44,577	(119)	44,458	—	—	44,458
Subtotal — Subsidiary	$645,957	$(21,894)	$624,063	$—	$—	$624,063
Total	$647,234	$(23,171)	$624,063	$—	$—	$624,063

14                         Invesco Balanced-Risk Aggressive Allocation Fund

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount(a)
Fund
Bank of America Merrill Lynch	$2,273	$—	$2,273	$—	$—	$2,273
Goldman Sachs International	5,014	—	5,014	—	—	5,014
JPMorgan Chase Bank, N.A.	172,749	(1,150)	171,599	—	—	171,599
Macquarie Bank Limited	42,297	(127)	42,170	—	—	42,170
Subtotal — Fund	$222,333	$(1,277)	$221,056	$—	$—	$221,056

Subsidiary
Barclays Bank PLC	$1,180	$(1,180)	$—	$—	$—	$—
Canadian Imperial Bank of Commerce	45,901	—	45,901	(45,901)	—	—
Goldman Sachs International	976	(976)	—	—	—	—
JPMorgan Chase Bank, N.A.	19,619	(19,619)	—	—	—	—
Morgan Stanley Capital Services LLC	119	(119)	—	—	—	—
Subtotal — Subsidiary	$67,795	$(21,894)	$45,901	$(45,901)	$—	$—
Total	$290,128	$(23,171)	$266,957	$(45,901)	$—	$221,056

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

15                         Invesco Balanced-Risk Aggressive Allocation Fund

NOTE 8—Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended April 30, 2015 was $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,486,168
Aggregate unrealized (depreciation) of investment securities	(10,480,040)
Net unrealized appreciation of investment securities	$6,128

Cost of investments is the same for tax and financial reporting purposes.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold	1,520,704	$14,680,247	460,860	$4,606,485
Issued as reinvestment of dividends	1,224,969	11,318,715	645,881	6,051,906
Reacquired	(2,986,709)	(28,740,604)	(1,558,642)	(15,599,005)
Net increase (decrease) in share activity	(241,036)	$(2,741,642)	(451,901)	$(4,940,614)

(a)	100% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Six months ended 04/30/15	$10.34	$(0.05)	$0.65	$0.60	$(0.51)	$(0.61)	$(1.12)	$9.82	6.52%	$96,602	1.15	%(d)	1.28	%(d)	(1.09	)%(d)	0%
Year ended 10/31/14	10.35	(0.11)	0.68	0.57	—	(0.58)	(0.58)	10.34	6.11	104,212	1.15		1.29		(1.10)		0
Year ended 10/31/13(e)	10.00	(0.07)	0.42	0.35	—	—	—	10.35	3.50	109,041	1.15	(f)	1.35	(f)	(1.09	)(f)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $103,452.
(e)	Commencement date of February 25, 2013.
(f)	Annualized.

16                         Invesco Balanced-Risk Aggressive Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014, through April 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
$1,000.00	$1,065.20	$5.89	$1,019.09	$5.76	1.15%

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Balanced-Risk Aggressive Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-22793 IBRAA-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Securities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.